Business Combination	12 Months Ended
Mar. 31, 2025
Business Combination
2. Business Combination
As discussed in Note 1, on May 13, 2024 (the “Closing Date”) the Company consummated the transactions contemplated by the Business Combination (the “Closing”).
The following table presents the number of Legacy LG Studios Common Shares issued in connection with the Closing:

Number of Legacy LG Studios Common Shares Issued
Shares issued to SEAC public shareholders (1)	7,027,873
Shares issued to SEAC Sponsor and its permitted transferees (2)	2,010,000
Shares issued to PIPE Investors (3)	25,759,430
Additional shares issued (4)	448,127

Total shares issued in Business Combination and related transactions	35,245,430
Shares issued to Old Lionsgate (5)	253,435,794

Total Legacy Lionsgate Studios Common Shares following the Closing of the Business Combination	288,681,224

(1)
Reflects 7,027,873 Legacy LG Studios Common Shares issued to holders of Class A ordinary shares of SEAC (the “SEAC Class A Ordinary Shares”) which were subject to possible redemption. This reflects the 75,000,000 SEAC Class A Ordinary Shares outstanding as of March 31, 2024, net of 67,972,127 SEAC Class A Ordinary Shares which were redeemed prior to the Closing for $730.1 million in aggregate at a weighted average redemption price of $10.745 per share.

(2)
Reflects 2,010,000 Legacy LG Studios Common Shares issued to Eagle Equity Partners V, LLC (the “SEAC Sponsor”) and its permitted transferees in connection with their SEAC Class A Ordinary Shares held after the conversion of their Class B ordinary shares of SEAC (the “SEAC Class B Ordinary Shares”) and repurchase of 16,740,000 SEAC Class B Ordinary Shares pursuant to the Sponsor Securities Repurchase, as described below, prior to the Business Combination. The number of Legacy LG Studios Common Shares issued excludes options issued in the Sponsor Securities Repurchase described below, for the purchase of 2,200,000 Legacy LG Studios Common Shares subject to certain vesting restrictions pursuant to the Sponsor Option Agreement described below.

(3)
Reflects 14,141,559 Legacy LG Studios Common Shares issued at a purchase price of $9.63 per share and 11,617,871 Legacy LG Studios Common Shares issued at a purchase price of $10.165 per share, to certain institutional and accredited investors (the “PIPE Investors”) pursuant to subscription agreements as described below. Amounts exclude 1,953,976 PIPE Shares for which Reduction Rights as described below were exercised.

(4)
Reflects 254,200 Legacy LG Studios Common Shares issued pursuant to share purchase and/or non-redemption
agreements (the
“Non-Redemption
Agreements”) SEAC and New SEAC entered into with certain investors prior to the Business Combination and 193,927 Legacy LG Studios Common Shares issued to certain PIPE Investors for which Reduction Rights, as described below, were exercised.

(5)
Reflects 253,435,794 Legacy LG Studios Common Shares issued to Old Lionsgate through a series of transactions, including an amalgamation of StudioCo and New SEAC, as consideration for the cancellation and exchange of each then issued and outstanding common share, without par value, of StudioCo. Under the recapitalization accounting, these shares are reflected as issued and outstanding as of the beginning of the earliest period presented in the consolidated statements of equity (deficit).

The following table presents and reconciles elements of the Business Combination and related transactions to the consolidated statement of cash flows and the consolidated statement of equity (deficit) for the year ended March 31, 2025 (amounts in millions):

Gross cash proceeds from SEAC trust account, net of redemptions (1)	$75.7
Gross cash proceeds from PIPE Investment, net of Reduction Rights exercised (2)	254.3

Total gross cash proceeds	330.0
Less: SEAC warrant exchange payment (3)	(12.5)
Less: SEAC transaction costs	(20.1)
Less: Legacy Lionsgate Studios transaction costs	(19.2)

Net proceeds from the Business Combination and related equity issuances per the consolidated statement of equity (deficit)	278.2
Add: Transaction costs accrued and not paid, net of transaction costs previously paid	3.5

Net cash proceeds from the Business Combination and related equity issuances per the consolidated statement of cash flows	$281.7

(1)
Reflects the remaining $75.7 million in SEAC’s trust account, established at the consummation of SEAC’s initial public offering, after redemptions. As described above, 7,027,873 Legacy LG Studios Common Shares were issued to holders of SEAC Class A Ordinary Shares which were subject to possible redemption and not redeemed prior to the Closing.

(2)	Reflects the gross proceeds from the issuance of 25,759,430 Legacy LG Studios Common Shares to PIPE Investors, net of Reduction Rights exercised.
(3)
Prior to the Closing, each of the then issued and outstanding whole warrants of SEAC, sold as part of SEAC’s initial public offering (the “SEAC Public Warrants”) was automatically exchanged for $0.50 in cash pursuant to the terms of an amendment to the agreement governing the SEAC Public Warrants. As of the Closing, no SEAC Public Warrants were outstanding.

PIPE Investment
Concurrently with the execution of the Business Combination Agreement, SEAC, New SEAC and Old Lionsgate entered into subscription agreements with PIPE Investors (the “Initial Subscription Agreements”) pursuant to which PIPE Investors agreed to purchase from the Company an aggregate of 18,172,378 Legacy LG Studios Common Shares (the “Initial PIPE Shares”), at a purchase price of $9.63 per share, immediately following the Closing.
Pursuant to the Initial Subscription Agreements, certain PIPE Investors elected to offset their commitment under their Initial Subscription Agreement (the “Reduction Right”) with respect to 1,953,976 PIPE Shares, which reduced the Initial PIPE Shares to 16,218,402 shares. PIPE Investors that exercised Reduction Rights were entitled to purchase from SEAC a fractional share of newly issued SEAC Class A Ordinary Shares at a nominal purchase price for every SEAC Class A Ordinary Share for which it exercised its Reduction Right, and resulted in 193,927 newly issued SEAC Class A Ordinary Shares being issued, which ultimately resulted in 193,927 Legacy LG Studios Common Shares as reflected in the table above.
Prior to the close of the Business Combination, SEAC, New SEAC and Old Lionsgate entered into additional subscription agreements with additional PIPE Investors pursuant to which such PIPE Investors agreed to purchase from the Company an aggregate of 11,617,871 Legacy LG Studios Common Shares at a purchase price of $10.165 per share, immediately following the Closing.
The aggregate gross proceeds from the PIPE Investment received at the Closing was $254.3 million, which amount excludes an aggregate of approximately $20.0 million that remains due from a PIPE Investor that subscribed for 2,076,843 Legacy LG Studios Common Shares pursuant to the Initial Subscription Agreements.
Sponsor Option; Lions Gate Parent Issuance and Sponsor Issuance
In connection with the Business Combination, SEAC repurchased 16,740,000 of the SEAC Class B Ordinary Shares, representing the SEAC Class B Ordinary Shares in excess of 1,800,000 held by the SEAC Sponsor (the “Sponsor Securities Repurchase”), in exchange for an aggregate of $1.00 and 2,200,000 options of SEAC (the “SEAC Sponsor Options”) each of which entitled SEAC Sponsor to purchase one SEAC Class A Ordinary Share at $0.0001 per share, (the “Sponsor Option Agreement”). In connection with the Business Combination, the SEAC Sponsor Options ultimately became options to purchase Legacy LG Studios Common Shares pursuant to the terms of the Sponsor Option Agreement, see Note 14. After the repurchase of the SEAC Class B Ordinary Shares, there were 2,010,000 SEAC Class B Ordinary Shares outstanding (consisting of the 1,800,000 and 210,000 of SEAC Class B Ordinary Shares held by the SEAC Sponsor and the independent directors and advisors, respectively) which automatically converted into SEAC Class A Ordinary Shares and were exchanged for 2,010,000 Legacy LG Studios Common Shares as reflected in the table above. In connection with the Starz Separation, on May 6, 2025, Legacy Lionsgate Studios entered into an amendment to the Sponsor Option Agreement, pursuant to which Lionsgate was made a party to the Sponsor Option Agreement and SEAC Sponsor Options became options to purchase Lionsgate common shares, see Note 22.
Non-Redemption
Agreements
In connection with the Business Combination, SEAC and New SEAC entered into non-redemption
agreements with certain investors (the
“Non-Redemption
Investors”), pursuant to which
Non-Redemption
Investors who met the terms and conditions set forth in the
non-redemption
agreement were entitled to purchase from SEAC a fractional share of newly issued SEAC Class A Ordinary Shares at a nominal purchase price for every Purchase Commitment Share, as defined in the non-redemption
agreement, purchased. As a result, 254,200 newly issued SEAC Class A Ordinary Shares were issued to the
Non-Redemption
Investors, which ultimately resulted in 254,200 Legacy LG Studios Common Shares as reflected in the table above.
Intercompany Note Repayment
Following the close of the Business Combination, the Company transferred the aggregate transaction proceeds less the SEAC warrant exchange payment and SEAC transaction expenses, in cash to Old Lionsgate in partial repayment of the Intercompany Note, see Note 8.